ORGANIZATION	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements
ORGANIZATION

1)	ORGANIZATION

Delaine Corporation (the “Company”) was incorporated on June 23, 2010 in the State of Nevada.  The Company’s accounting and reporting policies conform to accounting principles generally accepted in the United States of America, and the Company’s fiscal year end is June 30.

The Company’s intended operations are to provide cost effective solutions for everyday problems encountered by homeowners as well as maintenance and construction professionals.  Our initial product line comprises name brand and generic homeowner and contractor tools.  We also intend to develop and manufacture our own proprietary products, and to wholesale our proprietary products to resellers, as well as directly to the public. Our proprietary products are in the development stage, and currently all of our sales are of products developed and manufactured by third party companies.  We are currently planning to establish a web site to help introduce our product line to the marketplace.  To date, the Company’s activities have been limited to its formation, minimal operations, and the raising of equity capital.

DEVELOPMENT STAGE COMPANY

The Company is considered to be in the development stage as defined in ASC 915 “Development Stage Entities.”  The Company’s efforts have been devoted primarily to raising capital, borrowing funds and attempting to implement its planned, principal activities.